Principal Accountant Fees and Services (Tables)	12 Months Ended
Dec. 31, 2021
Principal Accountant Fees and Services
Schedule of Fees for Audit and Other Professional Services

€ millions	2021			2020			2019
	KPMG AG	Foreign	Total	KPMG AG	Foreign	Total	KPMG AG	Foreign	Total
	(Germany)	KPMG Firms		(Germany)	KPMG Firms		(Germany)	KPMG Firms
Audit fees	3	8	12	3	9	12	3	7	10
Audit-related fees	2	5	7	0	1	2	0	1	1
Tax fees	0	0	0	0	0	0	0	0	0
All other fees	0	0	0	0	0	0	0	0	0
Total	6	13	19	3	10	14	3	8	10